Exhibit 99.2

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2024

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2024, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2024, leases with a total base residual value of $29,912,766.24 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2024
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	June	$376,214,376.29
	July	$321,309,489.97	$6,971,322.43	21.28%	$50,502,917.95	14.16%
	August	$285,473,607.92	$6,264,426.74	19.12%	$31,955,397.81	8.96%
	September	$233,578,514.04	$5,178,666.54	15.81%	$48,834,486.04	13.70%
	October	$185,048,309.97	$4,151,864.89	12.67%	$46,111,323.08	12.93%
	November	$132,378,730.78	$3,051,928.96	9.32%	$50,990,409.14	14.30%
	December	$83,761,754.97	$2,012,367.18	6.14%	$47,586,679.34	13.35%
2025-	January	$44,534,207.07	$1,163,982.04	3.55%	$38,685,019.05	10.85%
	February	$35,177,551.79	$934,964.63	2.85%	$8,752,129.05	2.45%
	March	$25,894,058.93	$700,582.47	2.14%	$8,843,950.90	2.48%
	April	$16,177,000.30	$472,856.49	1.44%	$9,436,346.17	2.65%
	May	$13,728,835.70	$409,713.15	1.25%	$2,158,481.50	0.61%
	June	$12,359,209.96	$371,422.32	1.13%	$1,100,075.00	0.31%
	July	$10,906,237.86	$333,452.56	1.02%	$1,211,231.60	0.34%
	August	$9,156,968.14	$286,933.47	0.88%	$1,543,271.10	0.43%
	September	$6,730,016.42	$215,883.29	0.66%	$2,279,028.00	0.64%
	October	$4,168,601.63	$135,251.84	0.41%	$2,476,121.55	0.69%
	November	$2,294,303.50	$76,763.45	0.23%	$1,828,494.75	0.51%
	December	$681,487.93	$25,330.61	0.08%	$1,604,542.50	0.45%
2026-	January	$13,553.48	$543.88	0.00%	$672,473.00	0.19%
	February	$0.00	$0.00	0.00%	$13,654.00	0.00%

Total			$32,758,256.94	100.00%	$356,586,031.53	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$389,344,288.47

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2024	Car	26	29.89%	$6,617	16.62%	41.95%
	CUV	554	35.67%	$4,588	10.21%	21.00%
	SUV	56	40.58%	$9,540	11.20%	23.55%
	TRUCK	109	28.46%	$6,594	11.53%	20.66%

	Total/Average	745	34.47%	$5,324	10.74%	21.72%

MAY 2024	Car	17	26.98%	$7,977	17.31%	46.83%
	CUV	761	48.01%	$4,229	9.36%	19.32%
	SUV	78	48.15%	$7,184	9.08%	18.16%
	Truck	180	40.09%	$5,213	9.17%	16.39%

	Total/Average	1,036	45.86%	$4,684	9.41%	18.84%

JUNE 2024	Car	9	26.47%	$2,703	5.90%	15.62%
	CUV	502	45.93%	$3,862	8.39%	17.21%
	SUV	58	44.27%	$7,520	9.48%	18.93%
	Truck	160	47.20%	$4,991	8.63%	15.46%

	Total/Average	729	45.65%	$4,386	8.56%	16.93%